Income Taxes (Deferred) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Liabilities, Gross [Abstract]
Total deferred tax assets, net of valuation allowance	$ 3,000,000	$ 27,000,000
Deferred Tax Liabilities, Gross	3,000,000	27,000,000
Deferred Tax Assets, Gross [Abstract]
Production tax credits carryforwards	5,000,000	10,000,000
Investment tax credits	1,000,000	1,000,000
U.S. Federal net operating loss carryforwards	226,000,000	181,000,000
State net operating loss carryforwards	3,000,000	5,000,000
Total deferred tax assets	235,000,000	197,000,000
Deferred Tax Assets, Valuation Allowance	16,000,000	0
Deferred Tax Assets, Net of Valuation Allowance	219,000,000	197,000,000
Deferred Tax Assets, Net	216,000,000	170,000,000
Deferred Tax Assets, Net, Excluding Valuation Allowance	$ 232,000,000	170,000,000
Unrecognized Tax Benefits		$ 0